Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets Parenthetical
Depreciation	$ 2,418	$ 2,015
Common stock, par value	$ 0.001	$ 0.001
Common Stock, Authorized	250,000,000	250,000,000
Common Stock, Outstanding	231,163,748	11,163,748